Business Segment and Geographical Information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Depreciation amortization and right-of-use assets amortization	$ 91,922
Depreciation and amortization	61,550	$ 65,916	$ 61,297
Ireland
Segment Reporting Information [Line Items]
Depreciation amortization and right-of-use assets amortization	30,635
Depreciation and amortization		34,721	26,277
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation amortization and right-of-use assets amortization	14,370
Depreciation and amortization		5,331	6,857
U.S.
Segment Reporting Information [Line Items]
Depreciation amortization and right-of-use assets amortization	33,922
Depreciation and amortization		21,605	24,246
Other
Segment Reporting Information [Line Items]
Depreciation amortization and right-of-use assets amortization	$ 12,995
Depreciation and amortization		$ 4,259	$ 3,917